Janus Henderson Global Real Estate Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts		Value
Common Stocks– 99.1%
Diversified Telecommunication Services – 1.0%
Cellnex Telecom SA (144A)*	125,240	$4,929,642
Equity Real Estate Investment Trusts (REITs) – 5.2%
British Land Co PLC	611,970	3,116,471
KDX Realty Investment Corp	5,614	6,403,257
Merlin Properties Socimi SA	580,000	6,440,461
Mirvac Group	3,373,178	4,803,133
United Urban Investment Corp	3,494	3,571,325
		24,334,647
Health Care Providers & Services – 2.3%
Chartwell Retirement Residences#	1,250,142	11,058,694
Health Care Real Estate Investment Trusts (REITs) – 10.3%
Aedifica SA	46,934	3,297,440
Healthpeak Properties Inc	450,937	8,928,553
Sabra Health Care Inc	905,785	12,925,552
Welltower Inc	260,222	23,464,218
		48,615,763
Hotel & Resort Real Estate Investment Trusts (REITs) – 1.0%
Japan Hotel Investment Corp#	9,830	4,825,053
Industrial Real Estate Investment Trusts (REITs) – 21.8%
Americold Realty Trust	559,559	16,937,851
Ascendas	3,420,500	7,855,173
Frasers Logistics & Industrial Trust	4,961,300	4,324,310
Goodman Group	503,300	8,675,340
Industrial & Infrastructure Fund Investment Corp	4,759	4,712,416
Montea NV	18,199	1,731,593
Prologis Inc	293,629	39,075,264
Segro PLC	755,547	8,534,904
STAG Industrial Inc	283,752	11,140,103
		102,986,954
Office Real Estate Investment Trusts (REITs) – 2.1%
Helical PLC	686,517	1,937,905
Orix JREIT Inc	4,301	5,079,561
Workspace Group PLC	388,810	2,814,448
		9,831,914
Real Estate Management & Development – 18.5%
Ayala Land Inc	10,009,600	6,228,879
Capitaland Investment Ltd/Singapore	2,188,800	5,242,237
CBRE Group Inc*	85,338	7,944,114
China Resources Land Ltd	2,596,000	9,309,188
CK Asset Holdings Ltd	454,000	2,279,245
Corp Inmobiliaria Vesta SAB de CV (ADR)	180,550	7,153,391
CTP NV (144A)	227,000	3,828,602
Fastighets AB Balder - Class B*	358,634	2,543,963
LEG Immobilien AG*	38,313	3,354,438
Mitsui Fudosan Co Ltd	648,500	15,906,604
Sun Hung Kai Properties Ltd	598,500	6,473,108
Swire Properties Ltd	2,045,200	4,138,490
VGP NV	42,000	4,867,765
Vonovia SE	254,783	8,026,300
		87,296,324
Residential Real Estate Investment Trusts (REITs) – 12.8%
American Homes 4 Rent LP	381,695	13,725,752
AvalonBay Communities Inc	82,693	15,481,783
Camden Property Trust	84,823	8,422,076
Canadian Apartment Properties	236,999	8,729,377
UDR Inc	253,069	9,690,012
UNITE Group PLC	340,982	4,536,693
		60,585,693
Retail Real Estate Investment Trusts (REITs) – 13.0%
Agree Realty Corp	225,994	14,226,322
Brixmor Property Group Inc	484,992	11,285,764
Japan Retail Fund Investment Corp	5,686	4,109,827
Link	892,900	5,014,429
National Retail Properties Inc	261,212	11,258,237
Scentre Group	2,856,029	5,817,988
SITE Centers Corp	726,456	9,901,595
		61,614,162

Shares or Principal Amounts		Value
Common Stocks– (continued)
Specialized Real Estate Investment Trusts (REITs) – 11.1%
Equinix Inc	36,499	$29,395,930
Safestore Holdings PLC	370,000	4,168,323
Shurgard Self Storage Ltd	33,130	1,640,483
VICI Properties Inc	535,306	17,065,555
		52,270,291
Total Common Stocks (cost $437,088,943)		468,349,137
Investment Companies– 0.6%
Money Markets – 0.6%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº,£((cost $2,784,407)	2,783,850	2,784,407
Investments Purchased with Cash Collateral from Securities Lending– 0.8%
Investment Companies – 0.6%
Janus Henderson Cash Collateral Fund LLC, 5.2936%ºº,£	3,133,616	3,133,616
Time Deposits – 0.2%
Royal Bank of Canada, 5.3100%, 1/2/24	$783,404	783,404
Total Investments Purchased with Cash Collateral from Securities Lending (cost $3,917,020)		3,917,020
Total Investments (total cost $443,790,370) – 100.5%		475,050,564
Liabilities, net of Cash, Receivables and Other Assets – (0.5)%		(2,483,426)
Net Assets – 100%		$472,567,138

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$267,570,108	56.3%
Japan	44,608,043	9.4
United Kingdom	25,108,744	5.3
Canada	19,788,071	4.2
Australia	19,296,461	4.1
Hong Kong	17,905,272	3.8
Singapore	17,421,720	3.7
Belgium	11,537,281	2.4
Germany	11,380,738	2.4
Spain	11,370,103	2.4
China	9,309,188	1.9
Mexico	7,153,391	1.5
Philippines	6,228,879	1.3
Netherlands	3,828,602	0.8
Sweden	2,543,963	0.5

Total	$475,050,564	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/23
Investment Companies - 0.6%
Money Markets - 0.6%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº	$40,596	$-	$(179)	$2,784,407
Investments Purchased with Cash Collateral from Securities Lending - 0.6%
Investment Companies - 0.6%
Janus Henderson Cash Collateral Fund LLC, 5.2936%ºº	3,627∆	-	-	3,133,616
Total Affiliated Investments - 1.2%	$44,223	$-	$(179)	$5,918,023

	Value at 9/30/23	Purchases	Sales Proceeds	Value at 12/31/23
Investment Companies - 0.6%
Money Markets - 0.6%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº	1,792,180	27,503,961	(26,511,555)	2,784,407
Investments Purchased with Cash Collateral from Securities Lending - 0.6%
Investment Companies - 0.6%
Janus Henderson Cash Collateral Fund LLC, 5.2936%ºº	4,557,000	12,960,102	(14,383,486)	3,133,616

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2023 is $8,758,244, which represents 1.9% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2023.

#	Loaned security; a portion of the security is on loan at December 31, 2023.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$468,349,137	$-	$-
Investment Companies	-	2,784,407	-
Investments Purchased with Cash Collateral from Securities Lending	-	3,917,020	-
Total Assets	$468,349,137	$6,701,427	$-

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70228 02-24